DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Land improvements, buildings and equipment, net	$ 19,859,880		$ 19,859,880		$ 21,043,068	$ 22,438,253
Land held for investment, principally unimproved	6,399,468		6,399,468		6,848,390	6,848,488
Long-lived assets held for sale	1,660,757		1,660,757		846,174	2,941,148
Prepaid expenses and other assets	275,286		275,286		468,828	483,434
Total assets of discontinued operations	166,682		166,682		166,682	11,002,270
Debt	16,775,403		16,775,403		16,880,416	27,113,120
Total liabilities of discontinued operations						1,010,384
Revenues	3,750	0	7,500	26,915
Expenses	1,325	7,916	5,079	22,650
Interest Expense (calculated on debt related to property)	0	0	0	7,386
Gain (Loss) from Disposal	0	0	0	82	82	(476,279)
Income from discontinued operations before income taxes	2,425	(7,916)	2,421	(3,039)	(66,722)	169,775	616,679
Applebees
Revenues					0	106,011	78,714
Expenses					0	4,665	5,342
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)					0	42,992	31,781
Gain (Loss) from Disposal					0	25,721	0
Jack In The Box
Total assets of discontinued operations						1,814,573
Total liabilities of discontinued operations						1,010,384
Revenues	0	0	0	10,971	10,971	133,335	132,984
Expenses	0	0	0	136	136	44,478	51,336
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)	0	0	0	7,386	7,386	69,794	71,322
Gain (Loss) from Disposal	0	0	0	9,402	9,402	0	0
Jack Frost Mountain Ski Area
Revenues	0	0	0	5,097	5,097	163,143	158,639
Expenses	0	7,730	0	7,730	7,730	10,279	1,018
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	126,672	126,092
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	(4,803)	(4,803)	(387,000)	0
Big Boulder Ski Area
Revenues	0	0	0	5,097	5,097	89,119	84,614
Expenses	0	186	0	489	472	3,983	7,671
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	194,997	192,865
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	(4,517)	(4,517)	(115,000)	0
Maple Terrace
Total assets of discontinued operations	166,682		166,682		166,682	232,048
Total liabilities of discontinued operations					0	0
Revenues	3,750	0	7,500	5,750	5,750	18,000	18,000
Expenses	1,325	0	5,079	14,295	77,995	9,032	6,759
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	0	0	0	0
Discontinued Operations
Revenues					26,915	509,608	472,951
Expenses					86,333	72,437	72,126
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	321,669	318,957
Interest Expense (calculated on debt related to property)					7,386	112,786	103,103
Gain (Loss) from Disposal					82	(476,279)	0
Income from discontinued operations before income taxes					(66,722)	169,775	616,679
Discontinued Operations
Land improvements, buildings and equipment, net	124,790		124,790		124,790	443,156
Land held for investment, principally unimproved	41,892		41,892		41,892	94,886
Long-lived assets held for sale						1,780,155
Net investment in direct financing leases						7,788,195
Prepaid expenses and other assets						895,878
Total assets of discontinued operations	166,682		166,682		166,682	11,002,270
Debt					0	1,010,384
Total liabilities of discontinued operations					$ 0	$ 1,010,384